Stock Options (Tables)	3 Months Ended
Mar. 31, 2023
Stock Options Abstract
Schedule of additional information regarding stock options outstanding
	Number of options	Weighted average exercise price

Outstanding, October 31, 2021	111,889	$20.67

Granted (i)	86,333	20.68

Cancelled (ii)	(40,556)	21.56

Outstanding, October 31, 2022 and January 31, 2023	157,666	$20.45

Exercisable, January 31, 2023	82,389	$20.33

Schedule of additional information regarding stock options outstanding
	Outstanding			Exercisable
Range of exercise prices	Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options	Weighted average exercise price

$5.55	16,000	3.32	$5.55	8,000	$5.55
$16.80	29,333	9.01	16.80	14,389	16.80
$20.40	12,667	8.86	20.40	12,667	20.40
$22.50	35,000	3.31	22.50	18,750	22.50
$23.40	6,000	6.24	23.40	2,750	23.40
$24.00	31,333	9.01	24.00	10,444	24.00
$24.90	4,000	3.64	24.90	4,000	24.90
$25.20	20,000	3.42	25.20	10,000	25.20
$30.00	3,333	8.86	30.00	1,389	30.00

	157,666	6.20	$20.45	82,389	$20.33

Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends
	2023	2022

Risk-free interest rate	2.60%-2.72%	1.58%
Expected life (in years)	5.38	5.91
Expected volatility	91.81%-94.66%	94%